Note K - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory tax	$ 3,006	$ 3,870	$ 3,806
Effect of nontaxable insurance premiums	(340)	(336)	(142)
Effect of postretirement benefits	(19)	71	238
Effect of nontaxable life insurance death proceeds		(11)
Effect of state income tax	64	66	73
Tax credits	(211)	(221)	(231)
Milton Merger Costs	73
Other items	19	17	11
Total income taxes	1,920	2,809	3,120
Nontaxable Interest Income [Member]
Effect of nontaxable income	(433)	(437)	(418)
Bank Owned Insurance Income [Member]
Effect of nontaxable income	$ (239)	$ (210)	$ (217)